Vanguard® S&P 500 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (7.4%)
*	Alphabet Inc. Class A	2,371,593	314,307
*	Alphabet Inc. Class C	2,017,539	270,189
	T-Mobile US Inc.	140,726	21,172
	Electronic Arts Inc.	66,936	9,238
			614,906
Consumer Discretionary (10.4%)
*	Tesla Inc.	1,103,836	265,009
*	Amazon.com Inc.	1,669,570	243,907
	Home Depot Inc.	213,009	66,776
	McDonald's Corp.	180,630	50,909
	Lowe's Cos. Inc.	161,627	32,136
	TJX Cos. Inc.	294,007	25,905
*	Chipotle Mexican Grill Inc. Class A	11,032	24,295
*	O'Reilly Automotive Inc.	24,145	23,720
	Starbucks Corp.	233,527	23,189
*	Lululemon Athletica Inc.	46,183	20,635
*	AutoZone Inc.	7,261	18,951
	Marriott International Inc. Class A	51,037	10,345
	Yum! Brands Inc.	71,599	8,989
	Tractor Supply Co.	43,454	8,822
*	Airbnb Inc. Class A	68,097	8,603
*	Ulta Beauty Inc.	19,936	8,492
	Hilton Worldwide Holdings Inc.	50,215	8,412
	DR Horton Inc.	60,896	7,775
	Genuine Parts Co.	40,433	5,369
	Pool Corp.	9,815	3,409
	Domino's Pizza Inc.	6,475	2,544
*	Etsy Inc.	28,614	2,169
			870,361
Consumer Staples (6.1%)
	PepsiCo Inc.	550,297	92,609
	Procter & Gamble Co.	518,281	79,566
	Costco Wholesale Corp.	116,919	69,303
	Coca-Cola Co.	1,011,306	59,101
	Philip Morris International Inc.	335,109	31,286
	Mondelez International Inc. Class A	293,619	20,865
*	Monster Beverage Corp.	297,262	16,394
	Altria Group Inc.	368,849	15,506
	Colgate-Palmolive Co.	181,689	14,312
	Kenvue Inc.	688,795	14,079
	Dollar General Corp.	87,627	11,490

		Shares	Market Value ($000)
	Hershey Co.	59,861	11,249
*	Dollar Tree Inc.	83,785	10,355
	General Mills Inc.	158,907	10,116
	Constellation Brands Inc. Class A	36,067	8,674
	Kimberly-Clark Corp.	64,961	8,038
	Archer-Daniels-Midland Co.	105,120	7,750
	Keurig Dr Pepper Inc.	201,191	6,352
	Lamb Weston Holdings Inc.	58,287	5,830
	McCormick & Co. Inc. (Non-Voting)	51,042	3,309
	Clorox Co.	22,302	3,197
	Kellanova	58,146	3,055
	Bunge Global SA	24,600	2,703
	Hormel Foods Corp.	83,611	2,558
	Brown-Forman Corp. Class B	40,336	2,369
	Campbell Soup Co.	46,553	1,870
			511,936
Energy (6.2%)
	Exxon Mobil Corp.	1,616,968	166,127
	Chevron Corp.	709,251	101,849
	ConocoPhillips	478,687	55,322
	EOG Resources Inc.	232,741	28,643
	Pioneer Natural Resources Co.	93,193	21,587
	Williams Cos. Inc.	486,235	17,889
	ONEOK Inc.	232,824	16,030
	Occidental Petroleum Corp.	265,216	15,688
	Schlumberger NV	301,101	15,669
	Hess Corp.	110,467	15,527
	Devon Energy Corp.	256,074	11,516
	Marathon Petroleum Corp.	76,683	11,440
	Diamondback Energy Inc.	71,460	11,034
	Targa Resources Corp.	89,516	8,097
	Coterra Energy Inc.	303,129	7,957
	Marathon Oil Corp.	242,240	6,160
	EQT Corp.	144,585	5,778
	APA Corp.	122,706	4,417
			520,730
Financials (7.5%)
	Visa Inc. Class A	642,311	164,868
	Mastercard Inc. Class A	332,599	137,639
	Progressive Corp.	233,978	38,379
	Blackstone Inc.	283,723	31,882
	Marsh & McLennan Cos. Inc.	126,371	25,201
*	Fiserv Inc.	168,142	21,961
	Charles Schwab Corp.	350,708	21,505
	Chubb Ltd.	93,581	21,470
	American Express Co.	113,959	19,461
	Aon plc Class A	53,523	17,582
	Ameriprise Financial Inc.	41,012	14,498
	Arthur J Gallagher & Co.	55,111	13,723
*	Arch Capital Group Ltd.	149,037	12,473
	Moody's Corp.	29,682	10,833
	MSCI Inc. Class A	18,003	9,377
	Travelers Cos. Inc.	49,486	8,938
	Raymond James Financial Inc.	75,217	7,909
	W R Berkley Corp.	81,319	5,900
	Discover Financial Services	57,922	5,387
	Cboe Global Markets Inc.	28,221	5,142

		Shares	Market Value ($000)
	Nasdaq Inc.	86,654	4,839
	Jack Henry & Associates Inc.	29,102	4,618
	Brown & Brown Inc.	55,616	4,157
	FactSet Research Systems Inc.	9,135	4,142
	Everest Group Ltd.	10,059	4,130
	Principal Financial Group Inc.	54,121	3,996
*	FleetCor Technologies Inc.	15,690	3,773
	Globe Life Inc.	24,414	3,006
	MarketAxess Holdings Inc.	7,380	1,772
			628,561
Health Care (16.6%)
	UnitedHealth Group Inc.	370,286	204,757
	Eli Lilly & Co.	318,762	188,401
	Merck & Co. Inc.	1,014,353	103,951
	AbbVie Inc.	705,565	100,465
	Johnson & Johnson	596,803	92,302
	Thermo Fisher Scientific Inc.	154,280	76,486
	Pfizer Inc.	2,256,914	68,768
	Danaher Corp.	262,679	58,659
	Amgen Inc.	213,821	57,655
	Elevance Health Inc.	94,201	45,169
	Bristol-Myers Squibb Co.	835,095	41,237
	Gilead Sciences Inc.	498,069	38,152
	Abbott Laboratories	360,731	37,621
*	Vertex Pharmaceuticals Inc.	103,171	36,606
*	Regeneron Pharmaceuticals Inc.	42,664	35,147
*	Intuitive Surgical Inc.	68,821	21,392
*	Dexcom Inc.	155,003	17,906
*	Boston Scientific Corp.	310,222	17,338
	Humana Inc.	31,702	15,371
	Cigna Group	57,971	15,239
	McKesson Corp.	24,787	11,664
	HCA Healthcare Inc.	43,418	10,875
*	Moderna Inc.	132,320	10,281
	Agilent Technologies Inc.	70,743	9,041
*	Molina Healthcare Inc.	23,324	8,526
*	IDEXX Laboratories Inc.	16,277	7,582
*	IQVIA Holdings Inc.	35,173	7,531
*	Hologic Inc.	97,989	6,987
*	Waters Corp.	23,648	6,636
*	Biogen Inc.	27,221	6,372
*	Mettler-Toledo International Inc.	5,677	6,199
*	Insulet Corp.	27,889	5,274
	ResMed Inc.	31,688	4,998
	Quest Diagnostics Inc.	29,632	4,066
*	Incyte Corp.	74,434	4,045
	Bio-Techne Corp.	30,320	1,907
			1,384,606
Industrials (5.1%)
	Automatic Data Processing Inc.	164,679	37,863
	Deere & Co.	95,989	34,979
	Caterpillar Inc.	122,350	30,676
	Lockheed Martin Corp.	63,608	28,482
	Union Pacific Corp.	121,800	27,438
	Northrop Grumman Corp.	40,930	19,448
*	Copart Inc.	347,348	17,444
	Waste Management Inc.	86,917	14,862

		Shares	Market Value ($000)
	WW Grainger Inc.	17,784	13,982
	Old Dominion Freight Line Inc.	35,810	13,932
	Illinois Tool Works Inc.	56,077	13,582
	CSX Corp.	384,846	12,431
	General Dynamics Corp.	47,998	11,854
	Cintas Corp.	20,384	11,277
	Quanta Services Inc.	57,997	10,921
	TransDigm Group Inc.	10,377	9,992
	Paychex Inc.	73,204	8,929
	Republic Services Inc. Class A	45,227	7,320
	L3Harris Technologies Inc.	37,825	7,217
	AMETEK Inc.	46,151	7,164
	Expeditors International of Washington Inc.	59,158	7,119
*	Veralto Corp.	87,685	6,774
	Fastenal Co.	111,958	6,714
	Cummins Inc.	28,903	6,479
*	Axon Enterprise Inc.	28,089	6,457
	Verisk Analytics Inc. Class A	26,688	6,443
	Hubbell Inc. Class B	21,449	6,435
	JB Hunt Transport Services Inc.	32,657	6,050
	Equifax Inc.	24,014	5,228
	Rollins Inc.	112,085	4,566
	Broadridge Financial Solutions Inc.	22,666	4,393
	Masco Corp.	63,674	3,855
	Leidos Holdings Inc.	35,710	3,832
	Paycom Software Inc.	19,674	3,574
	IDEX Corp.	17,189	3,467
	Snap-on Inc.	12,092	3,322
	CH Robinson Worldwide Inc.	25,226	2,070
			426,571
Information Technology (37.3%)
	Apple Inc.	5,874,709	1,115,901
	Microsoft Corp.	1,722,607	652,713
	NVIDIA Corp.	987,365	461,791
	Broadcom Inc.	105,266	97,448
	QUALCOMM Inc.	446,099	57,569
*	ServiceNow Inc.	81,550	55,922
*	Adobe Inc.	85,636	52,324
	Applied Materials Inc.	335,670	50,277
	Oracle Corp.	371,302	43,149
*	Advanced Micro Devices Inc.	348,754	42,255
	Accenture plc Class A	123,566	41,165
	Lam Research Corp.	53,284	38,147
*	Palo Alto Networks Inc.	122,267	36,080
	Texas Instruments Inc.	228,646	34,916
	Intuit Inc.	59,333	33,906
*	Synopsys Inc.	60,829	33,044
	KLA Corp.	54,651	29,764
*	Cadence Design Systems Inc.	108,646	29,690
*	Arista Networks Inc.	100,246	22,025
	Amphenol Corp. Class A	238,394	21,691
	Analog Devices Inc.	94,198	17,274
*	Gartner Inc.	31,497	13,696
*	Fortinet Inc.	260,560	13,695
	NXP Semiconductors NV	60,793	12,407
*	ON Semiconductor Corp.	172,480	12,303
	Motorola Solutions Inc.	36,701	11,850
*	Fair Isaac Corp.	9,929	10,799

		Shares	Market Value ($000)
	Monolithic Power Systems Inc.	19,082	10,471
*	Autodesk Inc.	46,960	10,257
	Microchip Technology Inc.	106,742	8,907
*	PTC Inc.	47,524	7,478
	CDW Corp.	33,775	7,122
*	First Solar Inc.	42,729	6,742
*	Enphase Energy Inc.	54,543	5,510
*	Keysight Technologies Inc.	38,485	5,230
*	EPAM Systems Inc.	15,766	4,071
*	VeriSign Inc.	17,542	3,722
*	Tyler Technologies Inc.	7,927	3,241
	Teradyne Inc.	30,271	2,792
	Gen Digital Inc.	119,621	2,641
*	SolarEdge Technologies Inc.	22,590	1,793
			3,121,778
Materials (1.8%)
	Linde plc	118,985	49,232
	Air Products and Chemicals Inc.	88,807	24,027
	Freeport-McMoRan Inc.	573,066	21,387
	Nucor Corp.	99,416	16,898
	Corteva Inc.	195,646	8,843
	Steel Dynamics Inc.	62,281	7,420
	Vulcan Materials Co.	31,358	6,697
	CF Industries Holdings Inc.	77,169	5,799
	Albemarle Corp.	46,961	5,695
	Mosaic Co.	132,748	4,764
	FMC Corp.	49,722	2,668
			153,430
Real Estate (0.9%)
	American Tower Corp.	98,774	20,622
*	CoStar Group Inc.	163,207	13,553
	Public Storage	39,210	10,146
	VICI Properties Inc. Class A	231,180	6,910
	SBA Communications Corp. Class A	24,247	5,988
	Extra Space Storage Inc.	42,205	5,494
	Weyerhaeuser Co.	166,358	5,215
	Iron Mountain Inc.	73,594	4,721
			72,649
Utilities (0.5%)
*	PG&E Corp.	836,045	14,355
	Sempra	150,873	10,994
	WEC Energy Group Inc.	65,520	5,479
	Atmos Energy Corp.	36,135	4,112
	AES Corp.	158,199	2,723
	NRG Energy Inc.	42,961	2,055
			39,718
Total Common Stocks (Cost $6,022,210)			8,345,246
Rights (0.0%)
*,1	ABIOMED Inc. CVR (Cost $—)	56	—

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $7,435)	5.438%	74,363	7,436
Total Investments (99.9%) (Cost $6,029,645)				8,352,682
Other Assets and Liabilities—Net (0.1%)				12,000
Net Assets (100%)				8,364,682
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2023	12	3,837	64
E-mini S&P 500 Index	December 2023	48	10,984	206
				270

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Deere & Co.	8/30/24	BANA	4,750	(5.331)	—	(15)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,342,605	2,641	—	8,345,246
Rights	—	—	—	—
Temporary Cash Investments	7,436	—	—	7,436
Total	8,350,041	2,641	—	8,352,682

Derivative Financial Instruments
Assets
Futures Contracts[1]	270	—	—	270
Liabilities
Swap Contracts	—	15	—	15
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.